FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and February 16, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	February 16, 2021
Assets:
Marketable securities held in Trust Account (1)(2)	1	$253,016,975	$253,000,000
Liabilities:
Private Placement Warrants(1)	3	$25,705,838	$24,812,195
Public Warrants(1)	3	$5,766,392	$5,252,879
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(1)Measured at fair value on a recurring basis.
(2)The fair value of the marketable securities held in the Trust Account approximates the carrying amount primarily due to their short-term nature.

Schedule of Key Inputs for Valuation of Private Placement Warrants
The key inputs into the Monte Carlo simulation model for the Public Warrants were as follows at initial measurement:

Input	March 31, 2021	February 16, 2021 (Initial measurement)
Risk-free interest rate	1.1%	0.73%
Expected term (years)	5.76	5.87
Expected volatility	24%	23.2%
Exercise price	$11.50	$11.50
Fair value of Unit	$10	$10
Fair value of Class A ordinary share	9.93
The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows:

Input	March 31, 2021	February 16, 2021 (Initial measurement)
Risk-free interest rate	1.1%	0.73%
Expected term (years)	5.76	5.87
Expected volatility	42.7%	42.6%
Exercise price	$11.50	$11.50
Fair value of Unit	$10	$10
Fair value of Class A ordinary share	$9.93	$9.79

Schedule of Fair Value of Warrants Liability
The following table presents the changes in the fair value of warrants liability:

	Private Placement	Public	Warrants Liability
Fair value as of February 16, 2021 (initial measurement)	$24,812,195	$5,252,879	$30,065,074
Change in fair value	893,643	513,514	1,407,156
Fair value as of March 31, 2021	$25,705,838	$5,766,392	$31,472,230